Share-based Compensation	12 Months Ended
Dec. 31, 2024
Share-based Compensation
Share-based Compensation

14.Share-based Compensation

(a)Description of stock incentive plan

2018 Incentive Plan

In September 2018 and April 2019, the Group permitted the grant of options and restricted shares of the Company to relevant directors, officers, other employees and consultants of the Company (the “2018 Incentive Plan”). Option awards are granted with an exercise price determined by the Board of Directors. Those options and restricted shares awards generally vest over a period of four years.

2019 Incentive Plan and related amendments

On May 31, 2019, the Board of Directors of the Company approved the 2019 Share Incentive Plan (the “2019 Incentive Plan”) whereby the incentive share options and restricted shares granted to employees and non-employees by Lizhi BVI in the 2018 Incentive Plan shall be replaced and superseded by the exact number of share options and restricted shares of the Company for each grantee (the “2019 Replacement”). There is no change of fair value, vesting schedule and other key terms of such award agreements entered into with each grantee and the classification of share-based awards immediately before and after the 2019 Replacement, thus, the 2019 Replacement was not considered a modification of share-based awards.

On March 18, 2020, the 2019 Incentive Plan was further amended and restated, to increase the maximum aggregate number of Class A ordinary shares authorized to issue from 40,000,000 to 100,000,000 (the “Amended and Restated 2019 Share Incentive Plan”). On September 17, 2021, the Second Amended and Restated 2019 Share Incentive Plan was adopted to replace the Amended and Restated 2019 Share Incentive Plan in its entirety, increasing the maximum aggregate number of Class A ordinary shares authorized to issue from 100,000,000 to 170,000,000.

14.Share-based Compensation (Continued)

(a)Description of stock incentive plan (Continued)

Share-based compensation recognized for the years ended December 31, 2022, 2023 and 2024 is as follows:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Cost of revenues	7,052	3,845	1,788	245
Selling and marketing expenses	2,259	2,012	994	136
General and administrative expenses	9,659	9,458	5,702	781
Research and development expenses	10,263	11,440	5,666	776
Total	29,233	26,755	14,150	1,938

As of December 31, 2023 and 2024, total unrecognized compensation expenses related to unvested awards granted under the Second Amended and Restated 2019 Share Incentive Plan were RMB26.5 million and RMB6.2 million (US$0.8 million), respectively. As of December 31, 2023 and 2024, the weighted average remaining vesting period for share-based awards were 2.16  and 1.62 years, respectively.

During the years ended December 31, 2022, 2023 and 2024, there was no cash settled equity instrument granted under share-based payment arrangements, and no compensation cost for share-based payment arrangements was capitalized as part of the cost of an asset.

(b)Stock options activities

The following table presents a summary of the Company’s stock options activities for the years ended December 31, 2022, 2023 and 2024.

				Weighted average	Remaining	Aggregated
	Employees	Consultants	Total	exercise price	contractual life	intrinsic value
	(in thousands)	(in thousands)	(in thousands)	US$		RMB
Outstanding at January 1, 2022	49,697	863	50,560	0.0001	2.56	29,786
Granted	24,924	—	24,924	0.0001	—	—
Exercised	(7,894)	—	(7,894)	0.0001	—	—
Forfeited	(6,076)	—	(6,076)	0.0001	—	—
Outstanding at December 31, 2022	60,651	863	61,514	0.0001	2.98	13,452
Exercisable as of December 31, 2022	16,421	682	17,103	0.0001	—	3,740

Outstanding at January 1, 2023	60,651	863	61,514	0.0001	2.98	13,452
Granted	15,593	—	15,593	0.0001	—	—
Exercised	(4,632)	—	(4,632)	0.0001	—	—
Forfeited	(326)	—	(326)	0.0001	—	—
Outstanding at December 31, 2023	71,286	863	72,149	0.0001	2.16	6,950
Exercisable as of December 31, 2023	36,811	863	37,674	0.0001	—	3,629

Outstanding at January 1, 2024	71,286	863	72,149	0.0001	2.16	6,950
Granted	—	—	—	—	—	—
Exercised	(8,729)	—	(8,729)	—	—	—
Forfeited	(4,497)	—	(4,497)	—	—	—
Outstanding at December 31, 2024	58,060	863	58,923	0.0001	1.63	5,676
Exercisable as of December 31, 2024	44,498	863	45,361	0.0001	—	4,369

The granted options awards will be vested over a period from nil to four years. The weighted average grant date fair value of options granted for the years ended December 31, 2022, 2023 and 2024 were RMB0.28,RMB0.19 and nil per option, respectively.

14.Share-based Compensation (Continued)

(c)Restricted shares activities

The following table sets forth the summary of restricted shares activities:

Weighted-Average
	Number of Restricted Shares	Grant Date
	Granted	Fair Value
	(in thousands)	US$
January 1, 2022	3,625	0.21
Awarded	—	—
Forfeited	—	—
Vested	(3,625)	0.21
Outstanding at December 31, 2022	—	—

January 1, 2023	—	—
Awarded	—	—
Forfeited	—	—
Vested	—	—
Outstanding at December 31, 2023	—	—

January 1, 2024	—	—
Awarded	—	—
Forfeited	—	—
Vested	—	—
Outstanding at December 31, 2024	—	—

There are no remaining restricted shares outstanding as of December 31, 2023 and 2024.

14.Share-based Compensation (Continued)

(d)Restricted share units activities

(i)Pursuant to the Second Amended and Restated 2019 Share Incentive Plan, 2,192,900, 6,687,500 and nil restricted share units were granted to certain employees in 2022, 2023 and 2024, respectively. These restricted share unit awards will be vested over a period of four years, with a summary of activities as follows:

	Number of Restricted Share	Weighted-Average
	Units Granted	Grant Date Fair Value
	(in thousands)	US$
January 1, 2022	12,264	0.31
Awarded	2,193	0.07
Forfeited	(2,612)	0.33
Vested	(3,649)	0.29
Outstanding at December 31, 2022	8,196	0.29

January 1, 2023	8,196	0.29
Awarded	6,688	0.03
Forfeited	(5,558)	0.24
Vested	(9,148)	0.10
Outstanding at December 31, 2023	178	0.16

January 1, 2024	178	0.16
Awarded	—	—
Forfeited	(82)	0.08
Vested	(48)	0.22
Outstanding at December 31, 2024	48	0.22

(ii) Pursuant to the Second Amended and Restated 2019 Share Incentive Plan, the Company granted restricted share units with fixed monetary amount to certain employees from 2020 to 2023 with vesting period from one to four years. These share-settled obligations require that the variable number of shares to be issued based on an average market price for the shares over the last 30 days before each vesting day. As the monetary value of such obligation is predominantly based on a fixed monetary amount known at inception, the obligation is classified as a liability under generally accepted accounting principles in the U.S. Upon issuance of the shares to settle the obligation, equity is increased by the amount of the liability with no gain or loss recognized. For the years ended December 31, 2022, 2023 and 2024, 5,637,860, 7,989,200 and 15,378,600 restricted share units have been vested, respectively.